CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 345,221	$ 297,682	$ 255,576
Cost of revenue	311,994	254,728	223,486
GROSS PROFIT	33,227	42,954	32,090
Operating expenses:
Research and development	3,657	2,683	2,660
Goodwill impairment	1,563
Selling, general and administrative	34,924	26,201	21,583
Total operating expenses	40,144	28,884	24,243
OPERATING INCOME (LOSS)	(6,917)	14,070	7,847
Equity income from investment in affiliate	124
Other expense, net	(3,586)	(6,172)	(4,501)
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	(10,379)	7,898	3,346
Income tax expense	685	2,033	1,004
INCOME (LOSS) FROM CONTINUING OPERATIONS	(11,064)	5,865	2,342
Loss from discontinued operations	(289)	(95)
NET INCOME (LOSS)	(11,353)	5,770	2,342
Less: Net loss attributable to non-controlling interests	$ (123)	$ (50)
INCOME (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.47)	$ 0.28	$ 0.20
Discontinued operations	(0.01)
Net income (loss)	$ (0.48)	$ 0.28	$ 0.20
Weighted average number of shares outstanding	23,415,068	21,000,000	11,518,929
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (11,353)	$ 5,770	$ 2,342
Translation adjustment	669	965	(352)
Comprehensive income (loss)	(10,684)	6,735	1,990
Less: Comprehensive loss attributable to non-controlling interests	(123)	(30)
COMPREHENSIVE INCOME (LOSS) ATRIBUTTABLE TO ICTS INTERNATIONAL N.V.	$ (10,561)	$ 6,765	$ 1,990